United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

FEDERATED HERMES CORE TRUST
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-06-30

Date of Reporting Period: 2024-06-30

Item 1.	Reports to Stockholders

Bank Loan Core Fund

Annual Shareholder Report - June 30, 2024

A Portfolio of Federated Hermes Core Trust

This annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$9	0.09%

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Credit Suisse Leveraged Loan Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing at least 80% of its net assets in U.S. dollar-denominated floating-rate term loans administered by banks and loan-related derivatives and loan index products.

Top Contributors to Performance

■ The Fund was positively impacted by its underweight positions in the underperforming sectors of Service, Food/Tobacco and Cable/Wireless and helped by its allocation to collateralized loan obligations and asset-backed securities which outperformed the Index.

■ The Fund was also positively impacted by security selection in the Telecommunications, Manufacturing, Information Technology, Broadcasting and Services sectors.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Vectra, Exactech, National Mentor Holdings, Internet Brands and NEP Group.

Top Detractors from Performance

■ The Fund was negatively impacted by its underweight positions in the outperforming sectors of Healthcare and Diversified Media as well as security selection in the Healthcare and Packaging sectors.

■ The Fund was also hurt by its allocation to leveraged loan exchange-traded funds (“ETFs”) which underperformed the Index. ETFs are used to manage the Fund’s liquidity requirements.

■ The Fund’s cash holdings were also a meaningful drag to performance compared to the Index that holds no cash.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Carestream Dental, Carestream Health, Ardagh Packaging Finance, Mitel and Alvaria.

Annual Shareholder Report

Bank Loan Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/1/2014 to 6/30/2024

Total Return Based on $10,000 Investment

	Bank Loan Core Fund	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index (CSLLI)
6/30/2014	$10,000	$10,000	$10,000
6/30/2015	$10,362	$10,186	$10,215
6/30/2016	$10,648	$10,797	$10,310
6/30/2017	$11,426	$10,763	$11,083
6/30/2018	$11,931	$10,720	$11,600
6/30/2019	$12,400	$11,564	$12,081
6/30/2020	$12,120	$12,575	$11,807
6/30/2021	$13,408	$12,533	$13,185
6/30/2022	$12,804	$11,243	$12,832
6/30/2023	$13,675	$11,137	$14,128
6/30/2024	$15,115	$11,430	$15,688

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Bank Loan Core Fund	10.53%	4.04%	4.22%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.63%	(0.23%)	1.35%
Credit Suisse Leveraged Loan Index (CSLLI)	11.04%	5.36%	4.61%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$547,249,888
Number of Investments	246
Portfolio Turnover	63%
Total Advisory Fees Paid	$0

Annual Shareholder Report

Bank Loan Core Fund

Fund Holdings

Top Index Classification (% of Net Assets)

Value	Value
Industrial Other	3.4%
Gaming	3.5%
Consumer Cyclical Services	3.7%
Chemicals	4.2%
Building Materials	4.3%
Health Care	6.3%
Exchange Traded Funds	7.0%
Insruance - P&C	9.2%
Cash Equivalents	11.6%
Technology	21.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP31409N804

Q450825-A(08/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $157,945

Fiscal year ended 2023 - $151,871

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,915 and $63,261 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)                             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                             Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)            NA

(g)           Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $172,847

Fiscal year ended 2023 - $221,946

(h)           The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
June 30, 2024

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2024
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—79.5%
		Aerospace/Defense—0.9%
$ 4,662,139		TransDigm, Inc., 2024 Term Loan I–1st Lien, 8.085% (SOFR CME +2.750%), 8/24/2028	$ 4,675,845
		Airlines—0.9%
2,288,889		American Airlines, Inc., 2021 Term Loan–1st Lien, 10.336% (SOFR CME +4.750%), 4/20/2028	2,367,569
375,616		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.075% (SOFR CME +3.750%), 10/20/2027	385,155
2,250,000		United Airlines, Inc., 2024 Term Loan B–1st Lien, 8.094% (SOFR CME +2.750%), 2/22/2031	2,258,438
		TOTAL	5,011,162
		Automotive—2.1%
2,992,500		Adient U.S., LLC, 2024 Term Loan B2–1st Lien, 8.094% (SOFR CME +2.750%), 1/31/2031	3,015,153
3,493,750		Clarios Global, LP, 2024 Term Loan B–1st Lien, 8.344% (SOFR CME +3.000%), 5/6/2030	3,506,310
2,183,999		DexKo Global, Inc., 2021 USD Term Loan B–1st Lien, 9.346% (SOFR CME +3.750%), 10/4/2028	2,175,023
497,500		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.585% (SOFR CME +4.250%), 10/4/2028	497,761
1,186,933		RealTruck Group, Inc., 2021 Term Loan B–1st Lien, 8.958% (SOFR CME +3.500%), 1/31/2028	1,185,016
1,321,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 8.708% (SOFR CME +3.250%), 12/16/2026	1,325,572
		TOTAL	11,704,835
		Building Materials—4.3%
2,436,250		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B–1st Lien, 7.344% (SOFR CME +2.000%), 1/31/2031	2,444,180
995,000		Beacon Roofing Supply, Inc., 2024 Term Loan B–1st Lien, 7.345% (SOFR CME +2.000%), 5/19/2028	999,443
1,126,787		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 9.194% (SOFR CME +3.750%), 11/23/2027	1,101,818
2,383,365		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 8.694%–8.841% (SOFR CME +3.250%), 1/31/2028	2,361,021
1,500,000		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 9.330% (SOFR CME +4.000%), 1/29/2031	1,495,838
1,870,313		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 7.594% (SOFR CME +2.250%), 5/12/2030	1,878,504
1,435,255		Icebox Holdco III, Inc., 2021 Term Loan–1st Lien, 9.346% (SOFR CME +3.750%), 12/22/2028	1,441,535
1,160,000		Icebox Holdco III, Inc., 2021 Term Loan–2nd Lien, 12.346% (SOFR CME +6.750%), 12/21/2029	1,177,400
2,000,000		Johnstone Supply, LLC, Term Loan–1st Lien, 8.328% (SOFR CME +3.000%), 6/7/2031	2,005,000
2,000,000		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 8.844% (SOFR CME +3.500%), 3/28/2031	2,014,590
2,883,237		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.708% (SOFR CME +4.250%), 4/10/2028	2,899,758
3,622,758		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 8.594% (SOFR CME +3.250%), 10/19/2029	3,633,064
		TOTAL	23,452,151
		Cable Satellite—2.2%
2,797,427		Charter Communications Operating, LLC, 2019 Term Loan B2–1st Lien, 7.052% (SOFR CME +1.750%), 2/1/2027	2,797,161
550,140		DirecTV Financing, LLC, Term Loan–1st Lien, 10.458% (SOFR CME +5.000%), 8/2/2027	551,928
3,000,000		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 8.443% (SOFR CME +3.000%), 1/31/2029	2,987,700
3,500,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 8.656% (SOFR CME +3.250%), 3/31/2031	3,313,117
2,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.943% (SOFR CME +2.500%), 4/30/2028	2,422,050
		TOTAL	12,071,956
		Chemicals—4.2%
2,197,543		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6–1st Lien, 7.335% (SOFR CME +2.000%), 12/20/2029	2,204,146
1,442,564		ECO Services Operations Corp., 2024 Term Loan B–1st Lien, 7.597% (SOFR CME +2.250%), 6/12/2031	1,443,978
1,905,236		Element Solutions, Inc., 2023 Term Loan B–1st Lien, 7.345% (SOFR CME +2.000%), 12/18/2030	1,909,999
2,486,269		H.B. Fuller Co., 2024 Term Loan B–1st Lien, 7.344% (SOFR CME +2.000%), 2/15/2030	2,490,943
1,506,596		Illuminate Buyer, LLC, 2024 Term Loan B–1st Lien, 8.958% (SOFR CME +3.500%), 12/31/2029	1,514,129
3,815,355		Koppers, Inc., 2024 Term Loan B–1st Lien, 8.340% (SOFR CME +3.000%), 4/10/2030	3,833,249
2,130,869		Lonza Group AG, USD Term Loan B–1st Lien, 9.270% (SOFR CME +3.925%), 7/3/2028	2,069,361
3,214,485		Olympus Water US Holding Corp., 2021 USD Term Loan B–1st Lien, 8.847% (SOFR CME +3.500%), 11/9/2028	3,224,531
897,371		Olympus Water US Holding Corp., 2024 Term Loan–1st Lien, 8.847% (SOFR CME +3.500%), 11/9/2028	902,235
1,872,324		Potters Industries, LLC, 2024 Term Loan–1st Lien, 9.085% (SOFR CME +3.750%), 12/14/2027	1,883,155
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,483,784		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 8.579% (SOFR CME +3.500%), 8/2/2030	$ 1,485,772
		TOTAL	22,961,498
		Consumer Cyclical Services—3.6%
1,507,702		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 9.194% (SOFR CME +3.750%), 5/12/2028	1,503,609
2,825,000	[2]	Allied Universal Holdco, LLC, 2024 Fungible Term Loan B–1st Lien, TBD, 5/15/2028	2,817,330
1,274,256		AP Core Holdings II, LLC, Amortization Term Loan B1–1st Lien, 10.958% (SOFR CME +5.500%), 9/1/2027	1,121,345
1,496,250		Core & Main, LP, 2024 Incremental Term Loan B–1st Lien, 7.589% (SOFR CME +2.250%), 2/9/2031	1,500,933
1,960,943		Core & Main, LP, 2024 Term Loan B–1st Lien, 7.339% (SOFR CME +2.000%), 7/27/2028	1,967,080
2,375,000		Dun & Bradstreet Corp. (The), 2024 Term Loan B–1st Lien, 8.096% (SOFR CME +2.750%), 1/18/2029	2,379,453
3,712,077		Garda World Security Corp., 2022 Term Loan B–1st Lien, 9.594% (SOFR CME +4.250%), 2/1/2029	3,739,918
2,410,359		Imagine Learning, LLC, Term Loan–1st Lien, 8.844% (SOFR CME +3.500%), 12/21/2029	2,412,987
2,317,812		Tempo Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 8/31/2028	2,325,472
		TOTAL	19,768,127
		Consumer Products—2.4%
2,912,908		BCPE Empire Holdings, Inc., 2024 Term Loan–1st Lien, 9.344% (SOFR CME +4.000%), 12/11/2028	2,917,102
2,401,417		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.830% (SOFR CME +3.500%), 11/8/2027	2,410,098
2,110,678		Energizer Holdings, Inc., 2024 Term Loan B–1st Lien, 7.344% (SOFR CME +2.000%), 12/22/2027	2,118,604
3,150,000		Fleet Midco I Ltd., 2024 Term Loan B–1st Lien, 8.594% (SOFR CME +3.250%), 2/21/2031	3,169,687
2,386,877		Illuminate Merger Sub Corp., Term Loan–1st Lien, 8.596% (SOFR CME +3.000%), 7/21/2028	2,383,142
		TOTAL	12,998,633
		Diversified Manufacturing—1.1%
3,074,194		Emrld Borrower, LP, Term Loan B–1st Lien, 7.844% (SOFR CME +2.500%), 5/31/2030	3,077,714
1,271,075		Gates Global, LLC, 2022 Term Loan B4–1st Lien, 7.594% (SOFR CME +2.250%), 11/16/2029	1,274,819
1,804,533		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 9.341% (SOFR CME +3.750%), 3/2/2028	1,805,335
		TOTAL	6,157,868
		Finance Companies—1.3%
3,750,000		GTCR W. Merger Sub, LLC, USD Term Loan B–1st Lien, 8.335% (SOFR CME +3.000%), 1/31/2031	3,759,900
1,250,000		Mitchell International, Inc., 2024 Term Loan–1st Lien, 8.594% (SOFR CME +3.250%), 6/17/2031	1,240,925
2,284,223		NEXUS Buyer, LLC, Term Loan B–1st Lien, 9.194% (SOFR CME +3.750%), 11/9/2026	2,285,331
		TOTAL	7,286,156
		Food & Beverage—1.0%
1,365,000		Aramark Services, Inc., 2019 Term Loan B4–1st Lien, 7.208% (SOFR CME +1.750%), 1/15/2027	1,366,536
750,000	[2]	Aramark Services, Inc., 2024 Term Loan B7–1st Lien, TBD, 4/6/2028	752,033
131,711		City Brewing Co., LLC, 2024 First Out New Money Term Loan–1st Lien, 11.579% (SOFR CME +6.250%), 4/5/2028	133,687
930,569		City Brewing Co., LLC, Closing Date Term Loan–1st Lien, 9.090% (SOFR CME +3.500%), 4/5/2028	628,906
2,242,864		US Foods, Inc., 2021 Term Loan B–1st Lien, 7.344% (SOFR CME +2.000%), 11/22/2028	2,257,184
		TOTAL	5,138,346
		Gaming—3.0%
2,472,500		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 8.097% (SOFR CME +2.750%), 2/6/2031	2,477,519
1,847,103		Caesars Entertainment, Inc., Term Loan B–1st Lien, 8.097% (SOFR CME +2.750%), 2/6/2030	1,850,705
3,180,051		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.609% (SOFR CME +4.000%), 11/1/2026	3,198,272
1,025,583		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 9.458% (SOFR CME +4.000%), 4/26/2028	1,025,952
1,922,017		Jack Ohio Finance, LLC, Term Loan–1st Lien, 10.208% (SOFR CME +4.750%), 10/4/2028	1,928,033
1,965,075		Light and Wonder International, Inc., 2024 Term Loan–1st Lien, 8.070% (SOFR CME +2.750%), 4/14/2029	1,968,416
1,393,000		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 9.585% (SOFR CME +4.250%), 8/1/2030	1,401,484
2,460,031		Scientific Games Holdings, LP, 2024 USD Term Loan B–1st Lien, 8.306% (SOFR CME +3.000%), 4/4/2029	2,457,977
		TOTAL	16,308,358
		Health Care—6.0%
1,324,539		AHP Health Partners, Inc., 2021 Term Loan B–1st Lien, 8.958% (SOFR CME +3.500%), 8/24/2028	1,329,718
5,366,305		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.594% (SOFR CME +3.250%), 2/15/2029	5,355,412
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 941,735		Avantor Funding, Inc., 2024 Term Loan–1st Lien, 7.444% (SOFR CME +2.000%), 11/8/2027	$ 947,163
308,871		Carestream Health, Inc., 2022 Term Loan–1st Lien, 12.934% (SOFR CME +7.500%), 9/30/2027	276,697
1,000,000	[2]	Concentra Health Services, Inc., Term Loan B–1st Lien, TBD, 6/26/2031	1,005,000
3,491,250		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 8.330% (SOFR CME +3.000%), 8/1/2029	3,485,629
238,635		Fortrea Holdings, Inc., Term Loan B–1st Lien, 9.094% (SOFR CME +3.750%), 7/1/2030	238,934
1,990,000		IQVIA, Inc., 2023 USD Term Loan B4–1st Lien, 7.335% (SOFR CME +2.000%), 1/2/2031	2,000,567
5,228,167		Medline Borrower, LP, 2024 Term Loan B–1st Lien, 8.094% (SOFR CME +2.750%), 10/23/2028	5,244,505
1,000,000	[2]	Medline Borrower, LP, 2024 USD Add-on Term Loan B–1st Lien, TBD, 10/23/2028	1,001,250
2,481,203		MH Sub I, LLC, 2023 Term Loan–1st Lien, 9.594% (SOFR CME +4.250%), 5/3/2028	2,481,712
2,250,000	[2]	Option Care Health, Inc., 2024 Term Loan–1st Lien, TBD, 10/27/2028	2,267,809
2,500,000		Outcomes Group Holdings, Inc., 2024 Term Loan–1st Lien, 9.586% (SOFR CME +4.250%), 5/6/2031	2,511,137
2,577,205		Parexel International Corp., 2021 Term Loan–1st Lien, 8.708% (SOFR CME +3.250%), 11/15/2028	2,585,658
2,008,055		Waystar Technologies, Inc., 2024 Term Loan B–1st Lien, 8.096% (SOFR CME +2.750%), 10/22/2029	2,013,075
		TOTAL	32,744,266
		Industrial - Other—3.4%
2,746,250		Artera Services, LLC, 2024 Term Loan–1st Lien, 9.835% (SOFR CME +4.500%), 2/15/2031	2,764,142
2,900,000		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 9.444% (SOFR CME +4.000%), 3/25/2031	2,909,062
933,109		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.958% (SOFR CME +3.500%), 10/21/2028	938,722
2,222,019		Filtration Group Corp., 2023 USD Term Loan–1st Lien, 8.944% (SOFR CME +3.250%), 10/21/2028	2,234,517
1,500,000	[2]	Fluid-Flow Products, Inc., 2024 Fungible Term Loan–1st Lien, TBD, 4/3/2028	1,502,063
500,000		Fluid-Flow Products, Inc., Term Loan–2nd Lien, 12.166% (SOFR CME +6.750%), 3/30/2029	488,750
3,096,875		Madison IAQ, LLC, Term Loan–1st Lien, 8.094% (SOFR CME +2.750%), 6/21/2028	3,103,580
1,975,100		Roper Industrial Products Investment Co., LLC, 2023 USD Term Loan–1st Lien, 9.335% (SOFR CME +4.000%), 11/22/2029	1,985,390
2,571,606		SPX Flow, Inc., 2024 Term Loan B–1st Lien, 8.844% (SOFR CME +3.500%), 4/5/2029	2,589,402
		TOTAL	18,515,628
		Insurance - P&C—9.0%
2,000,000	[2]	Acrisure, LLC, 2024 Term Loan B6–1st Lien, TBD, 11/6/2030	2,000,010
3,053,971		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 2/19/2028	3,055,162
3,350,000	[2]	Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, TBD, 2/17/2031	3,347,906
5,486,250		AssuredPartners, Inc., 2024 Incremental Term Loan B5–1st Lien, 8.845% (SOFR CME +3.500%), 2/14/2031	5,506,824
1,008,155		Asurion, LLC, 2020 Term Loan B8–1st Lien, 8.708% (SOFR CME +3.250%), 12/23/2026	1,001,154
4,235,014		Broadstreet Partners, Inc., 2023 Term Loan B3–1st Lien, 9.095% (SOFR CME +3.750%), 1/27/2029	4,228,662
1,000,000	[2]	Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, TBD, 6/14/2031	998,500
5,395,000		HUB International Ltd., 2024 Term Loan B–1st Lien, 8.575% (SOFR CME +3.250%), 6/20/2030	5,412,992
4,156,462		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan B–1st Lien, 8.830% (SOFR CME +3.500%), 3/15/2030	4,164,775
2,875,989		Ryan Specialty Group, LLC, Term Loan–1st Lien, 8.094% (SOFR CME +2.750%), 9/1/2027	2,894,324
5,232,350		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.094% (SOFR CME +3.750%), 2/24/2028	5,244,698
3,487,404	[2]	Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, TBD, 2/24/2028	3,478,686
3,300,000		Truist Insurance Holdings, LLC, Term Loan–1st Lien, 8.585% (SOFR CME +3.250%), 5/6/2031	3,311,187
1,000,000	[2]	Truist Insurance Holdings, LLC, Term Loan–2nd Lien, 10.085% (SOFR CME +4.750%), 5/6/2032	1,022,500
2,682,129		USI, Inc., 2024 Term Loan (2029)–1st Lien, 8.094% (SOFR CME +2.750%), 11/22/2029	2,685,495
992,513		USI, Inc., 2024 Term Loan (2030)–1st Lien, 8.085% (SOFR CME +2.750%), 9/27/2030	993,753
		TOTAL	49,346,628
		Leisure—1.3%
1,307,501		Alterra Mountain Co., 2024 Term Loan B5–1st Lien, 8.844% (SOFR CME +3.500%), 5/31/2030	1,316,287
1,949,779		Carnival Corp., 2024 Term Loan B2–1st Lien, 8.094% (SOFR CME +2.750%), 8/8/2027	1,961,976
2,100,000		Delta 2 (LUX) S.a.r.l., 2022 Term Loan B–1st Lien, 7.585% (SOFR CME +2.250%), 1/15/2030	2,107,875
1,870,301		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B–1st Lien, 7.844% (SOFR CME +2.500%), 8/25/2028	1,873,031
		TOTAL	7,259,169
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Lodging—0.2%
$ 1,000,000		Hilton Domestic Operating Co., Inc., 2023 Term Loan B4–1st Lien, 7.095% (SOFR CME +1.750%), 11/8/2030	$ 1,002,150
		Media Entertainment—2.9%
1,697,248		AppLovin Corp., 2024 Term Loan (2028)–1st Lien, 7.844% (SOFR CME +2.500%), 10/25/2028	1,702,976
1,414,399		AppLovin Corp., 2024 Term Loan (2030)–1st Lien, 7.844% (SOFR CME +2.500%), 8/16/2030	1,417,560
2,586,683		Aragorn Parent Corp., Term Loan–1st Lien, 9.589% (SOFR CME +4.250%), 12/15/2028	2,598,815
2,087,205		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.444% (SOFR CME +5.000%), 5/22/2026	2,102,535
2,493,750		Magnite, Inc., 2024 Term Loan B–1st Lien, 9.596%–9.844% (SOFR CME +4.500%), 2/6/2031	2,505,708
1,528,190		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 7.958% (SOFR CME +2.500%), 9/18/2026	1,533,638
275,398		Outfront Media Capital, LLC, 2019 Term Loan B–1st Lien, 7.094% (SOFR CME +1.750%), 11/18/2026	275,777
1,467,544		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 9.194% (SOFR CME +3.750%), 4/21/2029	1,010,199
952,778		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 8.708% (SOFR CME +3.250%), 1/31/2029	931,340
1,862,000		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.585% (SOFR CME +4.250%), 6/24/2029	1,864,327
		TOTAL	15,942,875
		Metals & Mining—0.4%
1,952,651		Grinding Media, Inc., 2021 Term Loan B–1st Lien, 9.555% (SOFR CME +4.000%), 10/12/2028	1,945,329
		Oil Field Services—0.3%
1,351,977		ChampionX Corp., 2022 Term Loan B2–1st Lien, 8.194% (SOFR CME +2.750%), 6/7/2029	1,359,792
		Packaging—3.1%
2,985,000		Berry Global, Inc., 2023 Term Loan AA–1st Lien, 7.191% (SOFR CME +1.750%), 7/1/2029	2,990,149
4,277,491		Charter NEX US, Inc., 2024 Term Loan B–1st Lien, 8.844% (SOFR CME +3.500%), 12/1/2027	4,289,896
4,590,405		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.119% (SOFR CME +3.675%), 4/13/2029	4,606,172
1,481,259		Mauser Packaging Solutions Holding Co., 2024 Term Loan B–1st Lien, 8.829% (SOFR CME +3.500%), 4/15/2027	1,484,763
4,000,000		RLG Holdings, LLC, 2021 Term Loan–2nd Lien, 12.958% (SOFR CME +7.500%), 7/6/2029	3,643,320
		TOTAL	17,014,300
		Pharmaceuticals—1.0%
1,834,286		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 7.444% (SOFR CME +2.000%), 11/15/2027	1,806,771
499,905		ICON Luxembourg S.A.R.L., 2024 LUX Term Loan B–1st Lien, 7.335% (SOFR CME +2.000%), 7/3/2028	502,432
1,604,109		Jazz Financing Lux S.a.r.l., 2024 Term Loan B–1st Lien, 8.458% (SOFR CME +3.000%), 5/5/2028	1,607,117
1,492,742		Organon & Co., 2024 USD Term Loan B–1st Lien, 7.829% (SOFR CME +2.500%), 5/19/2031	1,495,541
124,551		PRA Health Sciences, Inc., 2024 US Term Loan B–1st Lien, 7.335% (SOFR CME +2.000%), 7/3/2028	125,181
		TOTAL	5,537,042
		Restaurant—1.2%
4,491,250		1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5–1st Lien, 7.594% (SOFR CME +2.250%), 9/20/2030	4,485,569
2,119,263		IRB Holding Corp., 2024 Term Loan B–1st Lien, 8.194% (SOFR CME +2.750%), 12/15/2027	2,120,852
		TOTAL	6,606,421
		Services—1.1%
851,607		Covetrus, Inc., Term Loan–1st Lien, 10.335% (SOFR CME +5.000%), 10/13/2029	825,449
3,156,109		Service Logic Acquisition, Inc, Term Loan–1st Lien, 9.591% (SOFR CME +4.000%), 10/29/2027	3,171,890
1,198,548		USIC Holdings, Inc., 2021 Term Loan–1st Lien, 8.943%–9.096% (SOFR CME +3.500%), 5/12/2028	1,161,843
1,000,000		USIC Holdings, Inc., 2021 Term Loan–2nd Lien, 12.096% (SOFR CME +6.500%), 5/14/2029	946,250
		TOTAL	6,105,432
		Technology—21.2%
2,453,882		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.947% (SOFR CME +3.100%), 2/1/2029	2,452,962
500,000		Altar Bidco, Inc., 2021 Term Loan–2nd Lien, 10.399% (SOFR CME +5.600%), 2/1/2030	491,562
2,884,063		Applied Systems, Inc., 2024 Term Loan–1st Lien, 8.835% (SOFR CME +3.500%), 2/24/2031	2,908,808
1,912,975		Atlas Purchaser, Inc., 2021 Term Loan–1st Lien, 10.826% (SOFR CME +5.250%), 5/8/2028	1,139,808
1,000,000		Atlas Purchaser, Inc., 2021 Term Loan–2nd Lien, 14.340% (SOFR CME +9.000%), 5/7/2029	150,000
3,203,148		Banff Merger Sub, Inc., 2023 USD Term Loan–1st Lien, 9.344% (SOFR CME +4.250%), 12/29/2028	3,213,718
1,962,557		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.814% (SOFR CME +4.500%), 8/15/2029	1,961,703
2,842,875		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 8.094% (SOFR CME +2.750%), 1/31/2031	2,851,404
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 1,950,000		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 7.708% (SOFR CME +2.250%), 9/21/2028	$ 1,953,052
2,586,125		Central Parent, Inc., 2024 Term Loan B–1st Lien, 8.585% (SOFR CME +3.250%), 7/6/2029	2,556,229
4,320,654		Cloud Software Group, Inc., 2024 USD Term Loan B–1st Lien, 9.335% (SOFR CME +4.000%), 3/30/2029	4,322,556
2,683,332		Cloudera, Inc., 2021 Term Loan–1st Lien, 9.194% (SOFR CME +3.750%), 10/8/2028	2,688,363
1,000,000		Cloudera, Inc., 2021 Term Loan–2nd Lien, 11.444% (SOFR CME +6.000%), 10/8/2029	994,375
1,430,555		CoreLogic, Inc., Term Loan–1st Lien, 8.958% (SOFR CME +3.500%), 6/2/2028	1,411,650
2,413,878		Cvent, Inc., 2024 Term Loan B–1st Lien, 8.585% (SOFR CME +3.250%), 6/17/2030	2,424,439
3,500,000		Dayforce, Inc., Term Loan B–1st Lien, 7.844% (SOFR CME +2.500%), 2/26/2031	3,510,937
2,426,874		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 9.344% (SOFR CME +4.000%), 10/16/2026	2,370,752
1,672,247		Diebold Nixdorf, Inc., 2023 Exit Term Loan–1st Lien, 12.826% (SOFR CME +7.500%), 8/11/2028	1,732,691
3,369,510		Epicor Software Corp., 2024 Term Loan–1st Lien, 8.594% (SOFR CME +3.250%), 5/23/2031	3,387,756
1,750,000	[2]	Fortress Intermediate 3, Inc., Term Loan B–1st Lien, TBD, 6/27/2031	1,754,375
2,744,375		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 9.194% (SOFR CME +3.750%), 12/1/2027	2,766,385
2,420,136		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 8.844% (SOFR CME +3.500%), 12/1/2027	2,434,403
744,197		GoTo Group, Inc., 2024 First Out Term Loan–1st Lien, 10.178% (SOFR CME +4.750%), 4/28/2028	660,475
1,027,701		GoTo Group, Inc., 2024 Second Out Term Loan–1st Lien, 10.178% (SOFR CME +4.750%), 4/28/2028	530,365
2,217,737		II-VI, Inc., 2024 Term Loan B–1st Lien, 7.844% (SOFR CME +2.500%), 7/2/2029	2,222,172
2,986,247		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 1/31/2031	2,977,527
2,993,750		Marcel LUX IV S.a.r.l., 2024 USD Term Loan B5–1st Lien, 9.320% (SOFR CME +4.500%), 11/11/2030	3,016,203
4,232,907		McAfee, LLC, 2022 USD Term Loan B–1st Lien, 8.579% (SOFR CME +3.750%), 3/1/2029	4,233,901
4,785,223		MLN US HoldCo, LLC, 2018 Term Loan–1st Lien, 9.947% (SOFR CME +4.500%), 11/30/2025	538,338
3,000,000	[2]	Modena Buyer, LLC, Term Loan–1st Lien, TBD, 4/18/2031	2,932,035
2,730,750		NCR Atleos, LLC, 2023 Term Loan B–1st Lien, 10.180% (SOFR CME +4.750%), 3/27/2029	2,763,178
2,034,980		Open Text Corp., 2023 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 1/31/2030	2,046,152
2,753,101		Optiv Security, Inc., 2023 Term Loan–1st Lien, 10.574% (SOFR CME +5.250%), 7/31/2026	2,532,853
2,992,500		Project Alpha Intermediate Holding, Inc., 2024 Term Loan B–1st Lien, 9.072% (SOFR CME +3.750%), 10/28/2030	3,005,383
1,442,722		Project Boost Purchaser, LLC, 2021 Incremental Term Loan–1st Lien, 8.958% (SOFR CME +3.500%), 5/30/2026	1,445,686
2,638,540		Proofpoint, Inc., 2024 Term Loan–1st Lien, 8.344% (SOFR CME +3.000%), 8/31/2028	2,643,990
2,633,241		Quartz Acquireco, LLC, 2024 Term Loan B–1st Lien, 8.085% (SOFR CME +2.750%), 6/28/2030	2,638,178
2,488,762		Renaissance Holding Corp., 2024 Term Loan–1st Lien, 9.597% (SOFR CME +4.250%), 4/5/2030	2,489,920
3,045,101		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 10.094% (SOFR CME +4.750%), 11/28/2028	3,061,560
2,297,034		S2P Acquisition Borrower, Inc., Term Loan–1st Lien, 9.444% (SOFR CME +4.000%), 8/14/2026	2,303,857
3,141,774		Severin Acquisition, LLC, 2018 Term Loan B–1st Lien, 8.330% (SOFR CME +3.000%), 8/1/2027	3,155,771
3,426,034		Sophia, LP, 2024 Term Loan B–1st Lien, 8.944% (SOFR CME +3.500%), 10/9/2029	3,445,665
3,964,422		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 7.344% (SOFR CME +2.000%), 5/9/2031	3,974,690
2,493,750		Station Casinos, LLC, 2024 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 3/14/2031	2,495,645
3,603,994		UKG, Inc., 2024 Term Loan B–1st Lien, 8.576% (SOFR CME +3.250%), 2/10/2031	3,621,708
3,480,025		Vertiv Group Corp., 2024 Term Loan B–1st Lien, 7.331% (SOFR CME +2.000%), 3/2/2027	3,494,032
2,157,468		VS Buyer, LLC, 2024 Term Loan B–1st Lien, 8.581% (SOFR CME +3.250%), 4/14/2031	2,165,559
2,335,403		World Wide Technology Holding Co., LLC, 2024 Term Loan–1st Lien, 8.179% (SOFR CME +2.750%), 3/1/2030	2,347,080
		TOTAL	116,219,851
		Utility - Electric—1.0%
1,992,952		Calpine Construction Finance Co., LP, 2023 Refinancing Term Loan B–1st Lien, 7.344% (SOFR CME +2.000%), 7/31/2030	1,989,096
653,846		Calpine Corp., 2024 Term Loan B5–1st Lien, 7.344% (SOFR CME +2.000%), 12/16/2027	655,363
2,985,000		Vistra Operations Co., LLC, Term Loan B3–1st Lien, 7.344% (SOFR CME +2.000%), 12/20/2030	2,990,761
		TOTAL	5,635,220
		Wireless Communications—0.4%
2,140,381		Iridium Satellite, LLC, 2024 Term Loan B–1st Lien, 7.594% (SOFR CME +2.250%), 9/20/2030	2,140,531
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $439,409,532)	434,909,569
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—5.2%
		Aerospace/Defense—0.2%
$ 900,000		TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 905,664
		Airlines—0.2%
666,667		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	661,357
300,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	300,837
		TOTAL	962,194
		Automotive—0.3%
700,000		Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	709,060
1,000,000		Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,007,516
		TOTAL	1,716,576
		Banking—0.1%
350,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	347,957
		Consumer Cyclical Services—0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	510,013
		Consumer Products—0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	678,966
		Diversified Manufacturing—0.2%
1,250,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,256,079
		Finance Companies—0.6%
800,000	[1]	American Express Co., Sr. Unsecd. Note, 6.124% (SOFR +0.760%), 2/13/2026	804,005
250,000	[1]	American Express Co., Sr. Unsecd. Note, 6.300% (SOFR +0.930%), 3/4/2025	250,652
1,150,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,216,689
1,000,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	993,520
		TOTAL	3,264,866
		Financial Institutions—0.1%
500,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.650%, 1/27/2026	491,068
		Gaming—0.6%
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	886,077
1,000,000		Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,005,797
1,200,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,159,395
		TOTAL	3,051,269
		Health Care—0.2%
1,350,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,282,934
		Independent Energy—0.2%
1,350,000		Crownrock LP / Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	1,347,685
		Insurance - P&C—0.2%
1,000,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	987,264
		Lodging—0.0%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	310,455
		Midstream—0.3%
775,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	789,737
475,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	480,100
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	510,978
		TOTAL	1,780,815
		Oil Field Services—0.2%
1,325,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,336,174
		Packaging—0.2%
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,247,824
		Pharmaceuticals—0.2%
1,000,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	863,935
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—0.6%
$ 1,100,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	$ 1,084,183
2,025,000		Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	2,084,808
		TOTAL	3,168,991
		Technology—0.6%
1,000,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	1,003,386
2,275,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,221,390
		TOTAL	3,224,776
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,998,394)	28,735,505
		ASSET-BACKED SECURITIES—0.8%
		Automotive—0.3%
376,869	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 6.583% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	379,350
267,400		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	267,556
207,638		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	207,323
275,522		GM Financial Securitized Term 2023-1, Class A2A, 5.190%, 3/16/2026	275,554
51,308	[1]	Toyota Auto Receivables Owner 2022-D, Class A2B, 6.018% (CME Term SOFR 1 Month +0.690%), 1/15/2026	51,347
276,464		Toyota Auto Receivables Owner Trust 2023-A, Class A2, 5.050%, 1/15/2026	276,210
155,755		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	155,473
		TOTAL	1,612,813
		Credit Card—0.4%
750,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	749,458
850,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	851,774
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/16/2027	602,694
		TOTAL	2,203,926
		Equipment Lease—0.1%
350,154		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	349,534
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,160,916)	4,166,273
		COMMON STOCKS—0.1%
		Aerospace/Defense—0.0%
46,202	[3]	Constellis Holdings LLC	15,016
		Health Care—0.1%
180,104	[3]	Carestream Health, Inc.	371,464
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	386,480
		EXCHANGE-TRADED FUNDS—7.0%
1,004,245		Invesco Senior Loan ETF	21,129,315
413,000		SPDR Blackstone Senior Loan ETF	17,263,400
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $38,498,146)	38,392,715
		INVESTMENT COMPANY—11.6%
63,556,210		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[4] (IDENTIFIED COST $63,556,210)	63,556,210
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $578,476,739)[5]	570,146,752
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[6]	(22,896,864)
		TOTAL NET ASSETS—100%	$547,249,888
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 6/30/2023	$7,715,875	$—	$7,715,875
Purchases at Cost	$275,343,655	$95,999,084	$371,342,739
Proceeds from Sales	$(283,060,540)	$(32,442,874)	$(315,503,414)
Change in Unrealized Appreciation/Depreciation	$419	$—	$419
Net Realized Gain/(Loss)	$591	$—	$591
Value as of 6/30/2024	$—	$63,556,210	$63,556,210
Shares Held as of 6/30/2024	—	63,556,210	63,556,210
Dividend Income	$1,020,533	$427,018	$1,447,551

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at June 30, 2024 where the rate will be determined at time of settlement.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $577,145,880.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$434,909,569	$—	$434,909,569
Corporate Bonds	—	28,735,505	—	28,735,505
Asset-Backed Securities	—	4,166,273	—	4,166,273
Exchange-Traded Funds	38,392,715	—	—	38,392,715
Equity Securities:
Common Stocks
Domestic	—	386,480	—	386,480
Investment Company	63,556,210	—	—	63,556,210
TOTAL SECURITIES	$101,948,925	$468,197,827	$—	$570,146,752

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended June 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.67	$8.82	$9.69	$9.14	$9.83
Income From Investment Operations:
Net investment income (loss)[1]	0.81	0.72	0.46	0.43	0.49
Net realized and unrealized gain (loss)	0.07	(0.15)	(0.86)	0.52	(0.69)
TOTAL FROM INVESTMENT OPERATIONS	0.88	0.57	(0.40)	0.95	(0.20)
Less Distributions:
Distributions from net investment income	(0.82)	(0.72)	(0.47)	(0.40)	(0.49)
Net Asset Value, End of Period	$8.73	$8.67	$8.82	$9.69	$9.14
Total Return[2]	10.53%	6.68%	(4.39)%	10.50%	(2.15)%
Ratios to Average Net Assets:
Net expenses[3]	0.09%	0.06%	0.05%	0.05%	0.06%
Net investment income	9.30%	8.23%	4.83%	4.47%	5.22%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$547,250	$551,322	$1,354,326	$1,968,305	$1,148,240
Portfolio turnover[5]	63%	22%	44%	31%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2024

Assets:
Investment in securities, at value including $63,556,210 of investments in affiliated holdings* (identified cost $578,476,739, including $63,556,210 of identified cost in affiliated holdings)	$570,146,752
Cash	35,532
Income receivable	3,934,031
Income receivable from affiliated holdings	238,051
Receivable for investments sold	8,369,042
Total Assets	582,723,408
Liabilities:
Payable for investments purchased	32,850,662
Income distribution payable	2,502,774
Accrued expenses (Note 5)	120,084
Total Liabilities	35,473,520
Net assets for 62,698,108 shares outstanding	$547,249,888
Net Assets Consist of:
Paid-in capital	$764,041,717
Total distributable earnings (loss)	(216,791,829)
Total Net Assets	$547,249,888
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$547,249,888 ÷ 62,698,108 shares outstanding, no par value, unlimited shares authorized	$8.73

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended June 30, 2024

Investment Income:
Interest	$44,244,333
Dividends (including $1,447,551 received from affiliated holdings*)	2,383,776
TOTAL INCOME	46,628,109
Expenses:
Administrative fee (Note 5)	5,072
Custodian fees	20,040
Transfer agent fees	30,426
Directors’/Trustees’ fees (Note 5)	4,121
Auditing fees	43,649
Legal fees	11,098
Portfolio accounting fees	285,946
Share registration costs	100
Printing and postage	20,289
Commitment fee	2,666
Miscellaneous (Note 5)	19,357
TOTAL EXPENSES	442,764
Net investment income	46,185,345
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $591 on sales of investments in affiliated holdings*)	(16,821,677)
Net realized gain on foreign currency transactions	821
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $419 on investments in affiliated holdings*)	20,112,999
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(744)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,291,399
Change in net assets resulting from operations	$49,476,744

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended June 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,185,345	$69,720,322
Net realized gain (loss)	(16,820,856)	(88,396,516)
Net change in unrealized appreciation/depreciation	20,112,255	72,139,812
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	49,476,744	53,463,618
Distributions to Shareholders	(46,478,083)	(66,960,902)
Share Transactions:
Proceeds from sale of shares	156,720,000	13,980,000
Net asset value of shares issued to shareholders in payment of distributions declared	10,736,665	20,369,628
Cost of shares redeemed	(174,527,808)	(823,855,527)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,071,143)	(789,505,899)
Change in net assets	(4,072,482)	(803,003,183)
Net Assets:
Beginning of period	551,322,370	1,354,325,553
End of period	$547,249,888	$551,322,370
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2024
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 6/30/2024	Year Ended 6/30/2023
Shares sold	17,906,259	1,573,768
Shares issued to shareholders in payment of distributions declared	1,229,634	2,323,978
Shares redeemed	(20,004,773)	(93,866,788)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(868,880)	(89,969,042)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$46,478,083	$66,960,902
As of June 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,021,813
Net unrealized depreciation	$(6,999,128)
Capital loss carryforwards and deferrals	$(210,814,514)
TOTAL	$(216,791,829)
At June 30, 2024, the cost of investments for federal tax purposes was $577,145,880. The net unrealized depreciation of investments for federal tax purposes was $6,999,128. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,502,223 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,501,351. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of June 30, 2024, the Fund had a capital loss carryforward of $210,814,514 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,369,269	$166,445,245	$210,814,514
The Fund used capital loss carryforwards of $168,299 to offset capital gains realized during the year ended June 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2024, were as follows:
Purchases	$297,114,899
Sales	$324,075,951
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2024, the Fund had no outstanding loans. During the year ended June 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2024, there were no outstanding loans. During the year ended June 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended June 30, 2024, 99.71% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF BANK LOAN CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Bank Loan Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust), at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 27, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Annual Financial Statements and Additional Information

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Bank Loan Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Bank Loan Core Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Bank Loan Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Bank Loan Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  August 27, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 27, 2024